Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Components Of Deferred Tax Liabilities (Assets) [Table Text Block]
	2016	2015
Depreciation and amortization	$44,903	$46,067
Licenses and nonamortizable intangibles	22,892	20,732
Employee benefits	(10,045)	(10,517)
Deferred fulfillment costs	3,204	2,172
Net operating loss and other carryforwards	(4,304)	(4,029)
Other – net	(216)	(1,478)
Subtotal	56,434	52,947
Deferred tax assets valuation allowance	2,283	2,141
Net deferred tax liabilities	$58,717	$55,088

Noncurrent deferred tax liabilities	$60,128	$56,181
Less: Noncurrent deferred tax assets	(1,411)	(1,093)
Net deferred tax liabilities	$58,717	$55,088

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax [Table Text Block]
Federal, State and Foreign Tax	2016	2015
Balance at beginning of year	$6,898	$4,465
Increases for tax positions related to the current year	318	1,333
Increases for tax positions related to prior years	473	660
Decreases for tax positions related to prior years	(1,168)	(396)
Lapse of statute of limitations	(25)	(16)
Settlements	50	10
Current year acquisitions	-	864
Foreign currency effects	(30)	(22)
Balance at end of year	6,516	6,898
Accrued interest and penalties	1,140	1,138
Gross unrecognized income tax benefits	7,656	8,036
Less: Deferred federal and state income tax benefits	(557)	(582)
Less: Tax attributable to timing items included above	(3,398)	(3,460)
Less: UTBs included above that relate to acquisitions that would impact goodwill
if recognized during the measurement period	-	(842)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$3,701	$3,152

Components Of Income Tax Expense [Table Text Block]
	2016	2015	2014
Federal:
Current	$2,915	$2,496	$1,610
Deferred	3,127	3,828	2,060
	6,042	6,324	3,670
State and local:
Current	282	72	(102)
Deferred	339	671	(73)
	621	743	(175)
Foreign:
Current	335	320	163
Deferred	(519)	(382)	(39)
	(184)	(62)	124
Total	$6,479	$7,005	$3,619

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015	2014
U.S. income before income taxes	$20,911	$21,519	$10,244
Foreign income (loss) before income taxes	(1,099)	(827)	111
Total	$19,812	$20,692	$10,355

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate [Table Text Block]
	2016	2015	2014
Taxes computed at federal statutory rate	$6,934	$7,242	$3,624
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	416	483	(113)
Connecticut wireline sale	-	-	350
Loss of foreign tax credits in connection with América Móvil sale	-	-	386
Mexico restructuring	(471)	-	-
Other – net	(400)	(720)	(628)
Total	$6,479	$7,005	$3,619
Effective Tax Rate	32.7%	33.9%	34.9%